Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Composition of Share Capital	Composition of share capital
	Authorized	Issued and paid-up
	No. of shares	No. of shares

Ordinary Shares on par value per share, as of As at December 31, 2024	20,000,000	5,286,982
Ordinary Shares of NIS 0.01 par value each As of December 31, 2023	20,000,000	3,161,779